Software Costs (Details Textual) - USD ($)		3 Months Ended
	Dec. 15, 2016	Mar. 31, 2018
Software Costs (Textual)
Company paid cash consideration	$ 2,983,360
Estimated useful life for software development		3 years
Additional amount paid one-year anniversary of his constant employment	40,140
Software development useful life		3 years
Micah Davidson[Member]
Software Costs (Textual)
Company paid cash consideration	20,000
Zachary Marburger [Member]
Software Costs (Textual)
Company paid cash consideration	40,000
Additional amount paid one-year anniversary of his constant employment	$ 40,000
DDDigtal [Member]
Software Costs (Textual)
Stock split of common stock

The Company’s common stock (or a fraction thereof), based upon an exchange ratio equal to approximately 5.273-for-1, such that 1 share of the Company’s common stock was issued for every 5.273 shares of DDDigtal’s common stock.

Shares issued of common stock		2,926,830